FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Credit Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [abstract]
Financial assets at amortised cost	$ 131,955	$ 81,243
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	4,446	3,427
Trade Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	66,689	53,436
Other Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	1,223	923
Due from Related Parties [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	1,755	1,587
Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost	$ 57,842	$ 21,870